UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place, 4th Fl.
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-451-2010

Date of fiscal year end: August 31
Date of reporting period: May 31, 2008

ITEM 1.      SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS
INSTITUTIONAL TRUST

CITI INSTITUTIONAL CASH RESERVES

FORM N-Q
MAY 31, 2008

Notes to Schedule of Investments (unaudited)

Investment in Prime Cash Reserves Portfolio, at value $9,875,747,497.

1. Organization and Significant Accounting Policies

CitiSM Institutional Cash Reserves (the “Fund”) is a separate diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund invests all of its investable assets in Prime Cash Reserves Portfolio (the “Portfolio”), a management investment company that has the same investment objective as the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation – The Fund records its investment in the Portfolio at value. The value of such investment reflects the Fund’s proportionate interest (71.1% at May 31, 2008) in the net assets of the Portfolio. Valuation of securities held by the Portfolio is discussed in Note 1 (a) of the Portfolio’s Notes to Schedule of Investments, which are included elsewhere in this report.

(b) Credit and market risk. Investments in structured securities [such as those issued by Structured Investment Vehicles, or SlVs] which are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value of these investments resulting in a lack of correlation between their credit ratings and values.

The fair value of these securities may be different than the amortized cost value reported in the Schedule of Investments for the Portfolio. As of the date of this report, the Fund continued to meet the requirements under Rule 2a-7 that permits the Fund to utilize amortized cost to value its securities.

2. Recent Accounting Pronouncements

On September 20, 2006, the Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management has determined that there is no material impact to the Portfolio’s valuation policies as a result of adopting FAS 157. The Portfolio will implement the disclosure requirements beginning with its November 30, 2008 Form N-Q.

*           *           *

In March 2008, FASB issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

Prime Cash Reserves Portfolio

Schedule of Investments (unaudited)	May 31, 2008

Face
Amount	Security	Value*
SHORT-TERM INVESTMENTS — 100.3%
Bank Notes — 1.9%
	Bank of America N.A.:
$ 60,000,000	2.600% due 8/11/08 (a)	$60,000,000
100,000,000	3.208% due 4/3/09 (a)	100,000,000
100,000,000	Wells Fargo Bank N.A., 2.559% due 6/3/09 (a)	100,000,000
	Total Bank Notes	260,000,000
Certificates of Deposit — 46.7%
100,000,000	Allied Irish Banks PLC, 2.850% due 7/7/08	100,000,965
50,000,000	American Express Centurion Bank, 2.740% due 8/12/08	50,000,000
50,000,000	Australia & New Zealand Banking, 2.890% due 7/7/08	50,016,737
	Banco Bilbao Vizcaya:
50,000,000	4.140% due 6/16/08	50,000,764
75,000,000	2.765% due 6/17/08	75,000,000
100,000,000	4.565% due 7/7/08	100,006,177
100,000,000	2.625% due 8/22/08	100,001,117
100,000,000	Banco Santander, 3.000% due 10/23/08	100,000,000
50,000,000	Bank of Ireland, 2.850% due 6/16/08	50,000,000
	Bank of Montreal:
100,000,000	2.520% due 7/2/08	100,000,000
75,000,000	3.740% due 7/17/08	75,000,000
100,000,000	Bank of Nova Scotia, 2.560% due 6/24/08	100,000,000
	Bank of Scotland PLC:
50,000,000	4.850% due 6/12/08	50,000,000
75,000,000	2.540% due 6/20/08	75,000,000
75,000,000	3.500% due 10/22/08	75,112,967
75,000,000	3.100% due 10/29/08	75,001,528
75,000,000	2.840% due 11/21/08	75,000,000
	Bank of Tokyo Mitsubishi:
100,000,000	2.920% due 6/30/08	100,000,000
50,000,000	4.140% due 7/10/08	50,000,000
125,000,000	2.800% due 8/8/08	125,000,000
75,000,000	2.650% due 8/29/08	75,000,000
	Barclays Bank PLC NY:
100,000,000	2.750% due 8/8/08	100,000,000
74,000,000	3.020% due 2/23/09	74,000,000
150,000,000	2.970% due 4/20/09	150,000,000
	BNP Paribas NY Branch:
50,000,000	4.840% due 6/11/08	50,000,000
50,000,000	4.760% due 6/20/08	50,000,000
75,000,000	2.700% due 10/6/08	75,000,000
100,000,000	2.960% due 10/24/08	100,000,000
	Canadian Imperial Bank:
50,000,000	2.800% due 6/16/08	50,000,000
100,000,000	4.720% due 6/23/08	100,000,000
	Citibank N.A.:
100,000,000	4.860% due 6/3/08	100,002,857
50,000,000	4.570% due 9/3/08	50,000,000
	Credit Suisse New York:
47,500,000	4.010% due 1/7/09	47,500,000
100,000,000	3.346% due 3/3/09 (a)	100,000,000
	Depfa Bank PLC:
190,000,000	2.540% due 7/21/08	190,000,000
50,000,000	2.950% due 8/20/08	50,000,000
125,000,000	Deutsche Bank AG NY, 2.720% due 8/1/08	125,000,000
100,000,000	Dexia Credit Local SA, 2.690% due 8/7/08	100,001,821

See Notes to Schedule of Investments.

Prime Cash Reserves Portfolio

Schedule of Investments (unaudited) (continued)	May 31, 2008

Face
Amount	Security	Value*
Certificates of Deposit — 46.7% (continued)
$ 150,000,000	Dresdner Bank AG NY, 2.520% due 6/16/08	$150,000,000
	Fortis Bank NY:
100,000,000	2.650% due 6/9/08	100,000,000
99,000,000	2.750% due 7/10/08	99,000,000
100,000,000	2.760% due 10/6/08	100,000,000
	Intesa San Paulo SpA NY:
75,000,000	2.860% due 6/30/08	75,000,579
100,000,000	3.264% due 3/5/09 (a)	100,000,000
50,000,000	3.210% due 4/22/09	50,000,000
	KBC Bank N.V.:
100,000,000	2.850% due 6/3/08	100,000,000
125,000,000	2.650% due 6/24/08	125,000,000
275,000,000	Lloyds Bank PLC, 2.580% due 6/9/08	275,000,534
	Natixis:
56,453,000	2.520% due 6/16/08	56,453,434
200,000,000	2.850% due 8/4/08	200,003,475
50,000,000	Nordea Bank Finland NY, 4.670% due 11/5/08	50,000,000
100,000,000	PNC Bank N.A., 3.127% due 2/23/09 (a)	100,000,000
	Rabobank Nederland NY:
150,000,000	2.580% due 6/6/08	150,000,000
100,000,000	2.630% due 7/15/08	100,000,000
100,000,000	Royal Bank of Canada NY, 2.970% due 8/28/08	100,000,000
50,000,000	Royal Bank of Scotland NY, 3.750% due 7/22/08	50,049,088
100,000,000	Skandinaviska Enskilda Banken, 2.800% due 6/17/08	100,001,100
75,000,000	Societe Generale NY, 2.800% due 6/26/08	75,000,000
100,000,000	State Street Bank & Trust, 2.690% due 10/8/08	100,000,000
	Svenska Handelsbanken NY:
225,000,000	2.650% due 7/7/08	225,000,000
100,000,000	2.600% due 8/21/08	100,000,000
	Toronto Dominion Bank NY:
50,000,000	4.840% due 6/16/08	50,000,000
100,000,000	2.600% due 8/29/08	100,000,000
50,000,000	UBS AG Stamford Branch, 4.255% due 7/9/08	50,017,762
	Unicredito Italiano SpA NY:
50,000,000	2.845% due 6/13/08	50,000,076
75,000,000	2.850% due 6/17/08	75,000,000
100,000,000	3.120% due 8/1/08	100,000,000
100,000,000	2.700% due 9/11/08	100,000,000
	Wachovia Bank N.A.:
150,000,000	2.820% due 6/9/08	150,000,000
75,000,000	4.500% due 12/1/08	75,000,000
	Total Certificates of Deposit	6,492,170,981
Certificates of Deposit (Euro) — 2.2%
75,000,000	ABN Amro Bank NV, 3.080% due 8/7/08	75,000,000
50,000,000	Banco Santander, 2.980% due 8/4/08	50,001,724
100,000,000	Credit Agricole SA, 2.700% due 8/1/08	100,000,000
75,000,000	HSBC Bank PLC, 2.550% due 6/20/08	75,000,000
	Total Certificates of Deposit (Euro)	300,001,724
Commercial Paper — 30.5%
50,000,000	ABN Amro Bank NV, 2.713% due 9/8/08 (b)	49,635,222
	Allied Irish Banks PLC:
200,000,000	2.636% due 8/12/08 (b)(c)	198,966,555
50,000,000	3.036% due 8/21/08 (b)(c)	49,667,778
65,730,000	Archer Daniels Midland, 2.996% due 6/27/08 (b)(c)	65,594,888

See Notes to Schedule of Investments.

Prime Cash Reserves Portfolio

Schedule of Investments (unaudited) (continued)	May 31, 2008

Face
Amount	Security	Value*
Commercial Paper — 30.5% (continued)
	Australia & New Zealand Banking Group:
$ 49,000,000	2.751% due 6/2/08 (b)(c)	$49,000,000
50,000,000	2.758% due 11/12/08 (b)(c)	49,384,222
100,000,000	Bank of America Corp., 2.575% due 8/11/08 (b)	99,502,222
	Bank of Ireland:
75,000,000	3.009% due 6/17/08 (b)(c)	74,906,875
50,000,000	2.769% due 7/14/08 (b)(c)	49,839,583
100,000,000	2.972% due 7/28/08 (b)(c)	99,541,111
50,000,000	2.952% due 7/29/08 (b)(c)	49,768,042
	BNZ International Funding Ltd.:
100,000,000	4.093% due 7/14/08 (b)(c)	99,532,167
100,000,000	2.781% due 9/8/08 (b)(c)	99,250,027
	CBA (Delaware) Finance Inc.:
50,000,000	2.733% due 6/10/08 (b)	49,969,778
200,000,000	2.769% due 7/7/08 (b)	199,465,278
56,924,021	Cheyne Finance LLC, 5.350% due 7/21/08 (d)(e)(f)(g)	41,736,692
	Citigroup Funding Inc.:
50,000,000	2.980% due 8/22/08 (b)	49,669,531
50,000,000	2.976% due 9/5/08 (b)	49,613,403
	Danske Corp.:
75,000,000	2.455% due 6/18/08 (b)	74,918,667
50,000,000	4.629% due 8/4/08 (b)(c)	49,608,875
100,000,000	3.050% due 4/9/09 (a)(c)	100,000,000
75,000,000	Dexia Delaware, 2.750% due 7/14/08 (b)	74,761,125
	General Electric Capital Corp.:
50,000,000	5.141% due 6/3/08 (b)	49,993,125
50,000,000	4.497% due 8/25/08 (b)	49,492,500
50,000,000	2.727% due 9/2/08 (b)	49,656,278
125,000,000	Goldman Sachs Group Inc., 4.750% due 9/16/08 (c)	125,000,000
	ING Funding LLC:
150,000,000	2.527% due 8/27/08 (b)	149,100,584
100,000,000	2.410% due 9/22/08 (b)	99,259,555
50,000,000	3.079% due 1/20/09 (b)	49,030,111
100,000,000	International Lease Finance Corp., 2.897% due 6/6/08 (b)	99,967,889
100,000,000	Intesa Funding LLC, 2.614% due 8/4/08 (b)	99,545,000
	JPMorgan Chase:
50,000,000	2.891% due 8/1/08 (b)	49,762,500
50,000,000	2.917% due 8/4/08 (b)	49,748,437
100,000,000	KBC Financial Products International, 4.455% due 6/9/08 (b)(c)	99,915,028
	Lloyds Bank PLC:
247,040,000	2.290% due 6/2/08 (b)	247,040,000
50,000,000	2.499% due 7/14/08 (b)	49,854,750
189,000,000	Morgan Stanley Master Note, 3.175% due 6/2/08	189,000,000
	Natixis:
37,000,000	2.707% due 6/6/08 (b)(c)	36,988,900
75,000,000	2.799% due 8/4/08 (b)(c)	74,635,125
50,000,000	Nestle Finance International Ltd., 2.300% due 6/2/08 (b)	50,000,000
100,000,000	San Paolo IMI U.S. Financial Co., 2.668% due 8/29/08 (b)	99,352,223
50,000,000	Skandinaviska Enskilda Banken, 2.942% due 7/30/08 (b)(c)	49,766,389
	Societe Generale N.A.:
50,000,000	2.606% due 6/9/08 (b)	49,974,722
100,000,000	2.933% due 7/7/08 (b)	99,717,083
75,000,000	3.046% due 10/30/08 (b)	74,062,500
	Swedbank:
100,000,000	2.813% due 6/5/08 (b)	99,976,667

See Notes to Schedule of Investments.

Prime Cash Reserves Portfolio

Schedule of Investments (unaudited) (continued)	May 31, 2008

Face
Amount	Security	Value*
Commercial Paper — 30.5% (continued)
$ 96,700,000	2.697% due 6/16/08 (b)	$96,599,217
72,500,000	2.747% due 9/4/08 (b)	71,986,036
25,000,000	3.078% due 10/27/08 (b)	24,690,687
80,000,000	Toyota Motor Credit Corp., 2.731% due 8/4/08 (b)	79,622,000
150,000,000	Westpac Banking Corp., 2.708% due 7/8/08 (b)(c)	149,596,500
	Total Commercial Paper	4,237,665,847
Corporate Bonds & Notes — 2.4%
50,000,000	Bank of America Corp., 3.375% due 2/17/09	50,190,949
75,000,000	Rabobank Nederland NV, 2.890% due 4/30/09 (a)(c)	75,000,000
75,000,000	Royal Bank of Canada, 3.233% due 5/15/09 (a)(c)	75,000,000
72,000,000	Skandinaviska Enskilda Banken AB, 4.854% due 8/21/08 (a)(c)	72,018,303
60,000,000	Steers CLN, 2.726% due 6/29/08 (a)(d)	60,000,000
	Total Corporate Bonds & Notes	332,209,252
Medium-Term Notes — 2.9%
50,000,000	ANZ National International Ltd., 3.210% due 2/9/09 (a)(c)	50,000,000
125,000,000	Citigroup Funding Inc., 2.633% due 5/8/09 (a)	124,982,697
125,000,000	Royal Bank of Scotland PLC, 2.650% due 3/4/09 (a)(c)	125,000,000
50,000,000	Toyota Motor Credit Corp., 2.524% due 1/15/09 (a)	49,982,186
59,000,000	Wells Fargo Co., 2.774% due 10/31/08 (a)	58,995,712
	Total Medium-Term Notes	408,960,595
Time Deposits — 4.8%
	Commerzbank Grand Cayman:
177,009,000	1.500% due 6/2/08	177,009,000
350,000,000	1.875% due 6/2/08	350,000,000
147,461,000	Toronto Dominion Grand Cayman, 2.188% due 6/2/08	147,461,000
	Total Time Deposits	674,470,000
U.S. Government Agencies — 8.8%
125,000,000	Federal Farm Credit Bank (FFCB), Bonds, 2.120% due 3/5/10 (a)	125,000,000
	Federal Home Loan Bank (FHLB):
150,000,000	2.703% due 10/29/08 (a)	150,006,357
	Bonds:
150,000,000	2.120% due 8/7/09 (a)	150,000,000
150,000,000	2.323% due 8/27/09 (a)	149,963,269
75,000,000	2.250% due 3/26/10 (a)	75,000,000
	Federal Home Loan Mortgage Corp. (FHLMC):
75,000,000	2.618% due 10/7/08 (a)	75,000,000
	Discount Notes:
100,000,000	2.143% due 11/10/08 (b)	99,051,889
75,000,000	2.286% due 11/24/08 (b)	74,176,042
125,000,000	Notes, 2.468% due 9/18/09 (a)	125,000,000
200,000,000	Federal National Mortgage Association (FNMA), Notes, 2.250% due 9/3/09 (a)	200,000,000
	Total U.S. Government Agencies	1,223,197,557
	Letter Agreement (Cost — $0) (Note 2) (g) — 0.1%	15,187,329
	TOTAL INVESTMENTS — 100.3% (Amortized Cost — $13,943,863,285#)	13,943,863,285
	Liabilities in Excess of Other Assets — (0.3)%	(47,728,837)
	TOTAL NET ASSETS — 100.0%	$13,896,134,448

*      Reflects amortized cost value, unless otherwise noted.
(a)   Variable rate security. Interest rate disclosed is that which is in effect at May 31, 2008.
(b)   Rate shown represents yield-to-maturity.

See Notes to Schedule of Investments.

Prime Cash Reserves Portfolio

Schedule of Investments (unaudited) (continued)	May 31, 2008

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(d)	Illiquid security.
(e)	Date shown is the date of the next interest rate change. Both principal and interest are currently in default.
(f)	On October 17, 2007, an insolvency event was declared. The Portfolio received partial principal payments and has determined that it is currently in its best interest to continue to hold this security.
(g)

The value shown is the fair market value as of May 31, 2008. The Cheyne Finance LLC security is supported by a Letter of Credit and Letter Agreement. As of June 19, 2008, the security was sold at amortized cost and the agreements were terminated (See Note 2).

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Prime Cash Reserves Portfolio (the “Portfolio”), is a separate diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At May 31, 2008, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio's use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 of the 1940 Act.

(b) Security Transactions. Security transactions are accounted for on a trade date basis.

(c) Credit and Market Risk. Investments in structured securities (such as those issued by Structured Investment Vehicles, or SIVs) which are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value of these investments resulting in a lack of correlation between their credit ratings and values.

The fair value of these securities may be different than the amortized cost value reported in the Schedule of Investments for the Portfolio. As of the date of this report, the Portfolio continued to meet the requirements under Rule 2a-7 that permits the Portfolio to utilize amortized cost to value its securities.

2. Credit Arrangements for Certain Holdings

The Portfolio, in connection with an asset backed commercial paper portfolio holding that was unable to meet its original terms, entered into some arrangements to support the value of that holding in light of the circumstance. As a result, the Portfolio’s net asset value has not been affected adversely by changes in the market value of that portfolio holding, as more fully described below, since these arrangements were executed through May 31, 2008.

On November 2, 2007, the Portfolio was provided a Standby Letter of Credit (“LOC”) by Citibank, N.A. (“Citibank”) for an aggregate amount not to exceed $35 million. Citibank currently has a First Tier credit rating.

Under the terms of the LOC which terminates no later than October 31, 2008, the Portfolio is able to draw upon the LOC if (i) a loss is realized from a sale or other disposition of commercial paper or other securities issued by Cheyne Finance LLC (the “Securities”), (ii) the Securities are restructured into new debt and there is a shortfall in what is received as compared to the amortized cost of the original Securities and/or (iii) all or any portion of the Securities remain outstanding on the business day immediately prior to October 31, 2008.

The Portfolio also entered into a separate, but related Letter Agreement with Legg Mason, Inc. and its subsidiary The Baltimore Company (collectively, “LM”). Under the terms of the Letter Agreement, the Portfolio will terminate the LOC if (i) all of the Securities are sold or otherwise disposed of without the Portfolio realizing a loss or the Fund has drawn on the LOC in aggregate amount equal to such losses; (ii) all of the Securities have been restructured into new debt rated at least A-1 or P-1 (or the equivalent) by S&P or Moody’s and that is eligible to be held under Rule 2a-7; (iii) the Portfolio has been repaid in full in respect of all of the Securities; (iv) upon LM’s request if the LOC is replaced with a support arrangement which would not result in a ratings downgrade of the Portfolio or the Portfolio being placed on credit watch or if Moody’s and S&P confirm that termination of the LOC would not result in such events; or (v) the Securities are rated at least A-1 or P-1 (or the equivalent) by S&P or Moody’s. The Letter Agreement also provides that: the maximum draw under the LOC will proportionately decrease if portions of the Securities are repaid in cash; the Portfolio must pay money to LM if, after the LOC is drawn and on or after termination of the LOC, the Portfolio receives amounts above amounts due on the Securities net of draws either from a cash payment or a restructuring; and during the term of the LOC, LM has the option to purchase the securities from the Portfolio under

Notes to Schedule of Investments (unaudited)(continued)

various circumstances at a price that is the greater of amortized cost or market value. Another provision provides for the transfer of the Securities to LM if the amounts drawn on the LOC equal or exceed the amortized cost of the Securities then outstanding at the end of the LOC term.

As of May 31, 2008, the amortized cost and the fair market value of the Portfolio’s holding of Cheyne Financial LLC was $56,924,021 and $41,736,692, respectively. Accordingly, the Letter Agreement has a value equal to the difference between the amortized cost and fair value of $15,187,329 as of May 31, 2008. During the reporting period, the Portfolio did not draw down on the LOC.

On April 16, 2008, the Portfolio received a principal payment on Cheyne Finance LLC in the amount of $12,707,789.

Subsequent to the reporting period, on June 19, 2008, the security was sold to LM at amortized cost and the agreements were terminated.

3. Recent Accounting Pronouncements

On September 20, 2006, the Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management has determined that there is no material impact to the Portfolio’s valuation policies as a result of adopting FAS 157. The Portfolio will implement the disclosure requirements beginning with its November 30, 2008 Form N-Q.

*           *           *

In March 2008, FASB issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Portfolio’s derivative and hedging activities, including how such activities are accounted for and their effect on the Portfolio’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio's financial statements and related disclosures.

ITEM 2.      CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.      EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Institutional Trust

By: /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:	July 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:	July 28, 2008

By: /s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer

Date:	July 28, 2008